SEMI-ANNUAL REPORT

[Graphic]

RICHARD B. FISHER
President
Federated Utility Fund, Inc.

President's Message

Dear Fellow Shareholder:

Federated Utility Fund, Inc. was created in 1988, and I am pleased to present its 12th Semi-Annual Report. Your fund invests in good dividend-paying utility corporations 1-well known and recognized companies- that supply light, heat and telecommunications services and products to millions of utility customers.

The fund's total assets of $1.5 billion are invested in 84 corporations with a gross dividend yield of 4.2%. Domestic utilities make up 81% of the fund's holdings. U.S. West, El Paso Energy, GTE, AT&T and Keyspan Energy are typical fund investments. The fund's managers seek high current income and growth in a broadly diversified portfolio in four distinct sectors: electrics, communications, natural gas and Real Estate Investment Trusts ("REITs"). These sector issues have provided income and growth opportunities for shareholders.

This report covers the first half of the fund's fiscal year which is the six-month reporting period from March 1, 1999 through August 31, 1999. It begins with an interview with Steven J. Lehman, Vice President, who co-manages the fund with Linda A. Duessel, Vice President, both of Passport Research, Ltd. Following their discussion of the current utility industry environment and the fund's performance, as well as the fund's strategy and holdings, are three additional items of shareholder interest. First is a series of graphs showing the fund's long-term investment performance. Second is a complete listing of the fund's 84 holdings in dividend-paying utility stocks, convertible and other securities, and third is the publication of the fund's financial statements. I urge all shareholders to review the fund's portfolio.

I would like to point out that, in the fund's history, share prices have declined only in 1994, when the Federal Reserve Board (the "Fed") increased rates five times. In 1999, the Fed has increased rates twice, and its actions have caused all bonds and interest rate-sensitive securities, such as utilities, to decline. Naturally, the fund's share value was reduced in the last six months. However, from the end of 1994 to the present, the fund has performed very well. I believe the broad diversification, various sector weightings and the fund managers' investment strategy of using high-quality utility stocks positions the fund to serve investors well.

1 Funds whose investments are concentrated in a specific industry or sector may be subject to a higher degree of market risk than funds whose investments are diversified.

During the six-month reporting period, the U.S. stock market recorded positive, but less-spectacular returns, as gains were concentrated among the relatively few large stocks that dominate the indexes used to measure the market. In this environment, the fund's returns were particularly strong on a risk-adjusted basis compared to the 7.32% return of the Standard & Poor's ("S&P") 500 Index. 2 As of August 31, 1999, the fund's beta was less than 0.50, which means that the portfolio at that time had less than half of the volatility of the stock market overall.3

Individual share class total return performance for the six-month reporting period, including income distributions and realized gains, follows. 4

                 TOTAL RETURN   INCOME   CAPITAL GAINS   NET ASSET VALUE CHANGE
Class A Shares   5.02%          $0.18    $0.68           $12.42  to  $12.21 = (0.5%)
Class B Shares   4.70%          $0.13    $0.68           $12.42  to  $12.22 = (0.5%)
Class C Shares   4.62%          $0.13    $0.68           $12.42  to  $12.21 = (0.5%)
Class F Shares   5.11%          $0.18    $0.68           $12.41  to  $12.21 = (0.5%)

The U.S. economy remains relatively strong, inflation fears continue to be low and the stock market continues to experience considerable day-to-day volatility. In this environment, Federated Utility Fund, Inc. offers the conservative investor a disciplined approach to a fundamental market that has a long tradition of generating strong earnings and dividends.

Thank you for being among the approximately 94,000 shareholders who participate in the income and growth opportunities of the many vital utility services represented in your fund's portfolio. Remember, reinvesting your earnings is a convenient way to build the value of your account and help your shares increase through the benefit of monthly compounding of earnings.

As always, we welcome your comments and suggestions.

Sincerely,

[Graphic]

Richard B. Fisher
President
October 15, 1999

2 The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Indexes are unmanaged and investments cannot be made in an index.

3 Beta is a measure of a fund's or stock's volatility compared to that of the overall stock market, which, as measured by the S&P 500 Index, has a beta of
1.00. A fund with a lower beta has tended to fluctuate in value less than the S&P 500 Index, whereas a fund with a higher beta has tended to fluctuate more. A beta of 0.50 means that a fund has tended to fluctuate in value half as much as the S&P 500 Index.

4 Performance quoted is based on net asset value, represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period, based on offering price (i.e., less any applicable sales charge), for Class A, B, C and F Shares were (0.73%), (0.71%), 3.64% and 3.05%, respectively.

[Graphic]

STEVEN J. LEHMAN
Vice President
Passport Research Ltd.

[Graphic]

LINDA A. DUESSEL
Vice President
Passport Research Ltd.

Investment Review

OVERALL, THE FIRST HALF OF THE FUND'S FISCAL YEAR WAS A POSITIVE PERIOD FOR UTILITIES, WHICH OUTPERFORMED THE S&P 500 INDEX. WHAT ARE YOUR COMMENTS ON THE PERFORMANCE OF DIFFERENT UTILITY SECTORS DURING THE PERIOD?

Utilities in general had a strong six-month period as the S&P Utility Index returned 10.01% compared to the S&P 500 Index's return of 7.32%. Performance among different utility sectors was quite divergent, as the S&P Electric Index returned 4.28%, the S&P Natural Gas Index returned 22.57%, and the S&P Communications Index returned 1.91%. 1

The fund's telecommunications stocks continued to benefit from surging demand for telecommunications services and from falling costs. GTE was our top performing local telecommunications company; however, long distance stocks were generally weak, i.e., AT&T and SPRINT. NIPPON TELEGRAPH AND TELEPHONE, Japan's largest phone company, was our top foreign performer for the six-month reporting period.

Natural gas stocks benefited from rising gas prices and continued merger activity. ENRON CORP. (EOG RESOURCES), and KEYSPAN excelled during the reporting period. WICOR, a Wisconsin gas utility, performed well for the fund on a takeover bid from Wisconsin Energy, the state's largest electric company. Natural gas stocks continue to seem attractive, as gas demand is growing while gas production is falling. Furthermore, there is scarcity value as gas companies continue to be acquired, usually by larger electric companies.

1 The S&P Utility Index is an unmanaged market cap-weighted index of natural gas and electric companies. The S&P Communications Index, S&P Electric Index and S&P Natural Gas Index are unmanaged market cap-weighted indexes comprising telephone, communications-oriented, electric, and gas utilities that track daily changes in the price of stocks. Indexes are unmanaged and investments cannot be made in an index.

Continued merger activity helped electric utility stocks that were held during the six-month reporting period - notably, ILLINOVA after it agreed to merge with Dynegy, a power and gas marketer, and POTOMAC ELECTRIC on better prospects for its telecommunications venture. Electric stocks continued to be undervalued, and strong cash flows and industry restructuring provided opportunities for enhanced returns to shareholders.

Among non-utility holdings that were held during the six-month reporting period, LIBERTY PROPERTY TRUST and PRENTISS led our REITs holdings. The sector is still undervalued with a price-to-earnings ratio of 10 and a dividend yield of 7.00%. REITs have looked particularly attractive relative to electric utility stocks. We continue to favor apartment and office/industrial REITs.

DID YOU MAKE ANY MATERIAL STRATEGY CHANGES DURING THE REPORTING PERIOD?

Our major strategy change this year has been to increase our telecommunications exposure to benefit from the strong demand for telecommunications related services. On August 31, 1999, this sector comprised 30.1% of the fund, up from 17% as of February 28, 1999. Electric utility securities comprised 27.9%, compared to nearly 46% at year end 1998.

COMPARED TO THE OVERALL MARKET, HOW DID FEDERATED UTILITY FUND, INC. PERFORM OVER THE SIX-MONTH REPORTING PERIOD?

For the first half of the fund's fiscal year, the fund's Class A Shares returned 5.02%, based on net asset value, compared to the return of 10.01% for the S&P Utility Index and the 1.91% return of the S&P Communications Index. The fund's Class B, C, and F Shares produced total returns of 4.70%, 4.62% and 5.11%, respectively, based on net asset value. 2 As of August 31, 1999 the fund's beta was less than 0.50, which means that the portfolio at that time had less than half the volatility of the stock market overall. Furthermore, as of August 31, 1999, the fund's dividend yield of the underlying securities was 3.00%.

2 Performance quoted is based on net asset value, represents past performance, and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period, based on offering price (i.e. less any applicable sales charge), for Class A, B, C and F Shares were (0.73%), (0.71%), 3.64% and 3.05%, respectively.

HOW WERE THE FUND'S ASSETS ALLOCATED BY SECTOR ON AUGUST 31, 1999?

The fund's sector breakdown as of August 31, 1999 follows:

                      PERCENTAGE OF    NUMBER OF
SECTOR                NET ASSETS       ISSUES
Telecommunications    30.1%            23
Electrics             27.9%            22
Natural Gas           24.7%            21
Non-Utility            7.3%            11
Foreign Utilities      5.8%             7

Across every sector, we continue to emphasize companies that have strong cash flow and the management skills to deploy that cash into attractive returns for shareholders.

WHAT WERE THE FUND'S TOP FIVE HOLDINGS AS OF AUGUST 31, 1999?


COMPANY/                                                        PERCENTAGE OF
COUNTRY                     SECTOR                              NET ASSETS

KeySpan Energy (U.S.)       Natural Gas Distribution              3.1%
El Paso Energy (U.S.)       Oil Gas Transmission                  3.1%
GTE (U.S.)                  Major U.S. Telecommunications         2.8%
MCI Worldcom, Inc. (U.S.)   Major U.S. Telecommunications         2.8%
Sprint Corp. (U.S.)         Major U.S. Telecommunications         2.7%
TOTAL                                                            14.5%


WHAT WERE SOME OF THE FUND'S RECENT UTILITY PURCHASES?

The following are examples of recent purchases:

CENTURYTEL (1.91% of net assets): is a rural U.S. telephone company that has grown rapidly due to good management and less competitive markets. CenturyTel generates large cash flows and sells at a discount to peers despite 15% earnings growth prospects.

Convertible preferred shares of leading independent natural-gas producers ENRON CORP. (EOG RESOURCES), and KERR-MCGEE CORP. (DEVON ENERGY), (1.06% and 0.7% of net assets, respectively) have dividend yields of 7.0% and 5.5%, respectively. Prospects for natural gas appear excellent as demand is rising steadily particularly for new, gas-fired power plants and production of gas is falling.

NICOR (1.44% of net assets) is a well-managed natural gas utility in the Chicago area. Natural gas companies are rapidly being acquired, and this is one of the best candidates as it is financially strong and located in a growing service territory.

WHAT IS THE CONTINUED APPEAL OF UTILITIES AS WE APPROACH THE YEAR 2000?

In an extremely overvalued market for leading growth companies, utilities offer an appealing combination of value and growth. Electric and gas stocks appear undervalued based on earnings, dividends, and asset values. Telecommunications stocks offer fine growth prospects at generally reasonable valuations. With a low price-to-earnings ratio, REITs appear undervalued and may offer a good dividend yield. Of course, utilities in general offer relative safety due to the essential nature of their services.

Last Meeting of Shareholders

A Special Meeting of the Fund's shareholders was held on May 12, 1999. On January 12, 1999, the record date for the shareholders voting at the meeting, there were 122,490,358 total outstanding shares. The following items were considered by shareholders and the results were as follows:

AGENDA ITEM 1

Elected Directors:

                                                 WITHHELD
                                                 AUTHORITY
                                    FOR          TO VOTE
Thomas G. Bigley                    93,319,203   3,159,961
John T. Conroy, Jr.                 93,334,149   3,145,015
Nicholas P. Constantakis            93,376,549   3,102,615
John F. Cunningham                  93,401,334   3,077,830
J. Christopher Donahue              93,360,782   3,118,382
Peter E. Madden                     93,414,379   3,064,785
Charles F. Mansfield, Jr.           93,370,227   3,108,937
John E. Murray, Jr., J.D., S.J.D.   93,421,563   3,057,601
John S. Walsh                       93,411,475   3,067,689

AGENDA ITEM 2

Ratified the selection of Ernst & Young LLP as the Fund's Independent auditors.

                       ABSTENTIONS
                       AND BROKER
FOR          AGAINST   NON-VOTES
92,362,430   511,836   3,604,897

AGENDA ITEM 3

Made changes to the Fund's fundamental investment policies:

(a) Revised the Fund's fundamental investment policy regarding diversification of its investments.

                         ABSTENTIONS
                         AND BROKER
FOR          AGAINST     NON-VOTES
67,691,859   2,150,459   26,636,846

(b) Approved making non-fundamental, and amending, the Fund's fundamental investment policy regarding investing in restricted securities.

                         ABSTENTIONS
                         AND BROKER
FOR          AGAINST     NON-VOTES
66,757,789   2,798,884   26,922,491

(c) Approved making non-fundamental the Fund's fundamental investment policy prohibiting investment in securities to exercise control of an issuer.

                         ABSTENTIONS
                         AND BROKER
FOR          AGAINST     NON-VOTES
66,874,662   2,594,640   27,009,862

(d) Approved making non-fundamental, and amending, the Fund's fundamental investment policy to permit the Fund to invest in the securities of other investment companies.

                         ABSTENTIONS
                         AND BROKER
FOR          AGAINST     NON-VOTES
67,157,228   2,480,848   26,841,088

(e) Revised the Fund's fundamental investment policy regarding borrowing to permit the purchase of securities while borrowings are outstanding.

                         ABSTENTIONS
                         AND BROKER
FOR          AGAINST     NON-VOTES
65,812,082   3,734,165   26,932,917

(f) Approved changing from fundamental to a non-fundamental operating policy, and amending the Fund's fundamental investment policy on investing in securities of foreign issuers.

                         ABSTENTIONS
                         AND BROKER
FOR          AGAINST     NON-VOTES
65,326,926   4,145,090   27,007,148

AGENDA ITEM 4

Eliminated certain of the Fund's fundamental investment policies:

(a) Removed the Fund's fundamental investment policy on investing in new issuers.

                         ABSTENTIONS
                         AND BROKER
FOR          AGAINST     NON-VOTES
66,204,226   3,297,903   26,977,035

(b) Removed the Fund's fundamental investment policy regarding investing in oil, gas and minerals.

                         ABSTENTIONS
                         AND BROKER
FOR          AGAINST     NON-VOTES
66,823,008   2,817,706   26,838,450

(c) Removed the Fund's fundamental investment policy on investing in issuers whose securities are owned by Officers and Directors.

                         ABSTENTIONS
                         AND BROKER
FOR          AGAINST     NON-VOTES
65,222,281   4,257,628   26,999,255

(d) Removed the Fund's fundamental investment policy on investing in warrants.

                         ABSTENTIONS
                         AND BROKER
FOR          AGAINST     NON-VOTES
65,973,224   3,268,924   27,237,016

AGENDA ITEM 5

Approved the addition of the authority to purchase options and to remove the 5% limitation on investing in options.

                         ABSTENTIONS
                         AND BROKER
FOR          AGAINST     NON-VOTES
64,749,111   4,779,349   26,950,704

AGENDA ITEM 6

Approved amendments to the Fund's Amended and Restated Articles of Incorporation.

(a) Approved amendments to the Fund's Amended and Restated Articles of Incorporation requiring the approval by a "1940 Act" majority of shareholders in the event of the sale or conveyance of the assets of the Fund to another fund or corporation.

                         ABSTENTIONS
                         AND BROKER
FOR          AGAINST     NON-VOTES
61,869,044   3,057,167   31,552,953

(b) Approved amendments to the Fund's Amended and Restated Articles of Incorporation to permit the Board of Directors to liquidate the assets of a series or class without shareholder approval to the extent permitted under Maryland law.

                         ABSTENTIONS
                         AND BROKER
FOR          AGAINST     NON-VOTES
65,723,844   3,854,259   26,901,061

Two Ways You May Seek to Invest for Success:

INITIAL INVESTMENT:

IF YOU HAD MADE AN INITIAL INVESTMENT OF $12,000 IN THE CLASS A SHARES OF FEDERATED UTILITY FUND, INC. ON 5/27/88, REINVESTED YOUR DIVIDENDS AND CAPITAL GAINS, AND DID NOT REDEEM ANY SHARES, YOUR ACCOUNT WOULD HAVE BEEN WORTH $45,972 ON 8/31/99. YOU WOULD HAVE EARNED A 12.67% 1 AVERAGE ANNUAL TOTAL RETURN FOR THE INVESTMENT LIFE SPAN.

One key to investing wisely is to reinvest all distributions in fund shares. This increases the number of shares on which you can earn future dividends, and you gain the benefit of compounding.

As of 9/30/99, the Class A Shares' average annual 1-year, 5-year, and 10-year total returns were (1.33%), 12.79%, and 11.38%, respectively. Class B Shares' average annual 1-year, 5-year, and since inception (9/28/94) total returns were (1.14%), 13.02%, and 13.27%, respectively. Class C Shares' average annual 1-year, 5-year, and since inception (4/27/93) total returns were 2.76%, 13.21%, and 10.16%, respectively. Class F Shares' average annual 1- year and since inception (6/1/96) total returns were 2.53% and 13.57%, respectively. 2


[Graphic]

1 Total return represents the change in the value of an investment after reinvesting all income and capital gains, and takes into account the 5.50% sales charge applicable to an initial investment in Class A Shares. Data quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so an investor's shares, when redeemed, may be worth more or less than their original cost.

2 The total returns stated take into account all applicable sales charges. The maximum sales charges and contingent deferred sales charges for the fund are as follows: Class A Shares, 5.50% sales charge; Class B Shares, 5.50% contingent deferred sales charge; Class C Shares, 1.00% contingent deferred sales charge; Class F Shares, 1.00% sales charge and 1.00% contingent deferred sales charge.

ONE STEP AT A TIME:

$1,000 INITIAL INVESTMENT AND SUBSEQUENT INVESTMENTS OF $1,000 EACH YEAR FOR 11 YEARS (REINVESTING ALL DIVIDENDS AND CAPITAL GAINS) GREW TO $24,787.

With this approach, the key is consistency.

If you had started investing $1,000 annually in the Class A Shares of Federated Utility Fund, Inc. on 5/27/88, reinvested your dividends and capital gains, and did not redeem any shares, you would have invested only $12,000, but your account would have reached a total value of $24,787 1 by 8/31/99. You would have earned an average annual total return of 11.97%.

A practical investment plan helps you pursue long-term performance from utility securities. Through systematic investing, you buy shares on a regular basis and reinvest all earnings. An investment plan can work for you when you invest only $1,000 annually. You can take it one step at a time. Put time, money, and compounding to work.

[Graphic]

1 This chart assumes that the subsequent annual investments are made on the last day of each calendar year. No method of investing can guarantee a profit or protect against loss in down markets.

Portfolio of Investments

AUGUST 31, 1999 (UNAUDITED)

SHARES                                                     VALUE
                 COMMON STOCKS-83.5%
                 BASIC INDUSTRY-0.6%
       786,300   USEC, Inc.                      $     8,501,869
                 ELECTRIC UTILITIES:
                 U.S. CENTRAL-4.2%
       100,000   CMS Energy Corp.                      3,956,250
       191,700   Central Hudson Gas &
                 Electric Corp.                        8,099,325
       502,800   FirstEnergy Corp.                    14,361,225
     1,087,900   NiSource, Inc.                       25,837,625
       405,600   Utilicorp United, Inc.                9,404,850
                 TOTAL                                61,659,275
                 ELECTRIC UTILITIES:
                 U.S. EAST-8.4%
       576,600   BEC Energy                           24,901,912
       506,000   Cinergy Corp.                        15,369,750
       518,300   Constellation Energy Group           15,354,637
       701,300   DQE, Inc.                            27,131,544
       867,300   Energy East Corp.                    21,682,500
       805,000   RGS Energy Group, Inc.               20,829,375
                 TOTAL                               125,269,718
                 ELECTRIC UTILITIES:
                 U.S. SOUTH-6.2%
       571,000   Duke Energy Corp.                    32,832,500
       275,200   FPL Group, Inc.                      14,860,800
       770,200   OGE Energy Corp.                     18,099,700
     1,020,000   SCANA Corp.                          25,500,000
                 TOTAL                                91,293,000
                 ELECTRIC UTILITIES:
                 U.S. WEST-6.3%
     1,190,600   Edison International                 30,211,475
       430,600   Pinnacle West Capital
                 Corp.                                16,362,800
       625,700   Puget Sound Energy, Inc.             14,821,269
       686,500   Sempra Energy                        15,317,531
       678,600   Western Resources, Inc.              16,201,575
                 TOTAL                                92,914,650
SHARES                                                     VALUE
                 COMMON STOCKS-continued
                 FINANCE-5.4%
       747,900   AMB Property Corp., REIT        $    16,079,850
       331,700   Archstone Communities
                 Trust, REIT                           7,090,087
       269,200   Camden Property Trust,
                 REIT                                  7,470,300
       452,800   Duke Realty Investments,
                 Inc., REIT                           10,159,700
       478,700   Equity Office Properties
                 Trust, REIT                          12,236,769
       119,200   Equity Residential
                 Properties Trust, REIT                5,244,800
       133,900   Post Properties, Inc.,
                 REIT                                  5,473,163
       852,200   Prologis Trust, REIT                 16,724,425
                 TOTAL                                80,479,094
                 FOREIGN UTILITIES-5.8%
       194,700   Cable & Wireless
                 Communications PLC, ADR               6,741,488
       169,000   KPN NV, ADR                           7,689,500
       124,000   Nippon Telegraph &
                 Telephone Corp., ADR                  7,006,000
       446,300 1 Swisscom AG, ADR                     14,811,581
       467,100   Tele Danmark                         13,137,188
       589,200   Telecom Corp. of New
                 Zealand, ADR                         20,990,250
       326,100   Telefonica SA, ADR                   15,713,944
                 TOTAL                                86,089,951
                 MAJOR
                 U.S. TELECOMMUNICATIONS-
                 21.1%
       642,200   AT&T Corp.                           28,899,000
       412,300   Ameritech Corp.                      26,026,438
       437,000   Bell Atlantic Corp.                  26,766,250
       811,500   BellSouth Corp.                      36,720,375
       655,400   Cincinnati Bell, Inc.                12,124,900
       599,400   GTE Corp.                            41,133,825
       541,000   MCI Worldcom, Inc.                   40,980,750
       455,000   SBC Communications, Inc.             21,840,000
       914,900   Sprint Corp.                         40,598,688
       721,500   U.S. West, Inc.                      37,698,375
                 TOTAL                               312,788,601
SHARES                                                     VALUE
                 COMMON STOCKS-continued
                 NATURAL GAS DISTRIBUTION-
                 13.3%
       480,600   AGL Resources, Inc.             $     8,680,837
       207,000   Atmos Energy Corp.                    5,187,938
       267,450   Columbia Energy Group                15,796,266
     1,547,800   KeySpan Corp.                        45,660,100
     1,279,400   MCN Energy Group, Inc.               22,869,275
       354,500   National Fuel Gas Co.                16,683,656
       453,100   New Jersey Resources Corp.           17,557,625
       554,000   NICOR, Inc.                          21,432,875
       246,500   ONEOK, Inc.                           7,656,906
       237,500   Peoples Energy Corp.                  8,653,906
       772,900   Questar Corp.                        14,588,488
       300,000   WICOR, Inc.                           8,775,000
       149,200   Washington Gas Light Co.              3,981,775
                 TOTAL                               197,524,647
                 OIL/GAS TRANSMISSION-6.9%
     1,242,200   El Paso Energy Corp.                 45,417,937
       618,600   Enron Corp.                          25,903,875
       529,900   Pennzoil-Quaker State Co.             7,352,362
       563,200   Williams Cos., Inc. (The)            23,232,000
                 TOTAL                               101,906,174
                 OTHER
                 TELEPHONE/COMMUNICATION-
                 5.3%
       511,700   Alltel Corp.                         34,603,713
       718,300   CenturyTel, Inc.                     28,238,169
       135,300   Frontier Corp.                        5,674,144
       205,000 1 IXC Communications, Inc.              7,200,625
        15,548   Intermedia Communications,
                 Inc.                                    404,248
       129,600 1 Pacific Gateway Exchange,
                 Inc.                                  2,640,600
                 TOTAL                                78,761,499
                 TOTAL COMMON STOCKS
                 (IDENTIFIED COST
                 $1,105,747,986)                   1,237,188,478
SHARES                                                     VALUE
                 CONVERTIBLE PREFERRED
                 STOCKS-11.7%
                 BASIC INDUSTRY-0.8%
       616,800   Merrill Lynch & Co., Inc.,
                 STRYPES (IMC Global)            $    11,642,100
                 BROADCASTING-0.5%
       153,200   Cox Communications, Inc.,
                 PRIDES, $.88                          8,062,150
                 ELECTRIC UTILITIES:
                 U.S. CENTRAL-1.6%
       589,500   CMS Energy Corp., Conv.
                 Pfd., $.91                           23,801,062
                 ELECTRIC UTILITIES:
                 U.S. SOUTH-1.3%
       366,200   Texas Utilities Co.,
                 Cumulative PRIDES, $4.63             19,042,400
                 NATURAL GAS DISTRIBUTION-
                 2.7%
       907,000   Coastal Corp., PRIDES,
                 $.41                                 24,885,812
       665,000   Enron Corp., Note, $.39
                 (EOG Resources)                      15,752,188
                 TOTAL                                40,638,000
                 OIL/GAS TRANMISSIONS-1.7%
       265,000   Kerr-McGee Corp., DECS,
                 $.46 (Devon Energy)                   9,705,625
       461,100   K N Energy, Inc., Conv.
                 Pfd., $3.55                          16,023,225
                 TOTAL                                25,728,850
                 TELECOMMUNICATIONS-3.1%
       147,500   Global TeleSystems Group,
                 Inc., Conv. Pfd., $.91                8,296,875
        96,500   ICG Communications, Inc.,
                 Conv. Pfd.                            4,861,187
       220,500   IXC Communications, Inc.,
                 Cumulative Conv. Pfd.,
                 $3.38                                 8,947,669
        30,600   McLeod, Inc., Conv. Pfd.,
                 $4.22                                10,036,800
       140,400 2 Qwest Communications
                 International, Inc., Conv.
                 Pfd., $.60                            6,863,173
         6,750 2 WinStar Communications,
                 Inc., Conv. Pfd., $1.81               6,496,875
                 TOTAL                                45,502,579
                 TOTAL CONVERTIBLE
                 PREFERRED STOCKS
                 (IDENTIFIED COST
                 $167,670,621)                       174,417,141
PRINCIPAL
SHARES                                                     VALUE
                 CONVERTIBLE CORPORATE
                 BONDS-0.6%
                 COMMUNICATION SERVICE-0.6%
  $  7,700,000 2 ITC DeltaCom, Inc., Conv.
                 Bond, 4.50%, 5/15/2006
                 (identified cost
                 $7,842,458)                     $     8,989,750
                 REPURCHASE AGREEMENT-3.8% 3
    56,050,000   Salomon Brothers, Inc., 5.50%, dated 8/31/1999, due 9/1/1999
                 (at amortized cost) 56,050,000 TOTAL INVESTMENTS (IDENTIFIED
                 COST
                 $1,337,311,065) 4               $ 1,476,645,369

1 Non-income producing security.

2 Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Directors. At August 31, 1999, these securities amounted to $22,349,798 which represents 1.5% of net assets.

3 The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

4 The cost of investments for federal tax purposes amounts to $1,337,311,065. The net unrealized appreciation of investments on a federal tax basis amounts to $139,334,304 which is comprised of $180,197,730 appreciation and $40,863,426 depreciation at August 31, 1999.

Note: The categories of investments are shown as a percentage of net assets ($1,482,168,304) at August 31, 1999.

The following acronyms are used throughout this portfolio:

ADR -American Depositary Receipt
DECS -Dividend Enhanced Convertible Stock
PLC -Public Limited Company
PRIDES -Preferred Redeemable Increased Dividend Equity Securities
SA -Support Agreement
STRYPES -Structured Yield Product Equity Securities

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

AUGUST 31, 1999 (UNAUDITED)

ASSETS:
Total investments in
securities, at value
(identified and tax cost
$1,337,311,065)                                 $ 1,476,645,369
Income receivable                                     3,171,613
Receivable for investments
sold                                                  6,748,165
Receivable for shares sold                              584,132
TOTAL ASSETS                                      1,487,149,279
LIABILITIES:
Payable for investments
purchased                       $ 2,322,254
Payable for shares
redeemed                            900,044
Income distribution
payable                           1,042,989
Payable to Bank                     174,856
Payable for taxes withheld           91,214
Accrued expenses                    449,618
TOTAL LIABILITIES                                     4,980,975
Net assets for 121,394,375
shares outstanding                              $ 1,482,168,304
NET ASSETS CONSIST OF:
Paid in capital                                 $ 1,275,914,167
Net unrealized
appreciation of
investments and
translation of assets and
liabilities in foreign
currency                                            139,334,304
Accumulated net realized
gain on investments and
foreign currency
transactions                                         58,798,970
Undistributed net
investment income                                     8,120,863
TOTAL NET ASSETS                                $ 1,482,168,304
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE
CLASS A SHARES:
Net Asset Value Per Share
($749,582,142 / 61,397,212
shares outstanding)                                      $12.21
Offering Price Per Share
(100/94.50 of $12.21) 1                                  $12.92
Redemption Proceeds Per
Share                                                    $12.21
CLASS B SHARES:
Net Asset Value Per Share
($148,668,934 / 12,167,588
shares outstanding)                                      $12.22
Offering Price Per Share                                 $12.22
Redemption Proceeds Per
Share (94.50/100 of
$12.22) 2                                                $11.55
CLASS C SHARES:
Net Asset Value Per Share
($57,741,054 / 4,729,545
shares outstanding)                                      $12.21
Offering Price Per Share                                 $12.21
Redemption Proceeds Per
Share (99.00/100 of
$12.21) 2                                                $12.09
CLASS F SHARES:
Net Asset Value Per Share
($526,176,174 / 43,100,030
shares outstanding)                                      $12.21
Offering Price Per Share
(100/99.00 of $12.21) 1                                  $12.33
Redemption Proceeds Per
Share (99.00/100 of
$12.21) 2                                                $12.09

1 See "What Do Shares Cost?" in the Prospectus.

2 See "Contingent Deferred Sales Charge" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED AUGUST 31, 1999 (UNAUDITED)

INVESTMENT INCOME:
Dividends (net of foreign
taxes withheld of
$158,432)                                                          $ 30,948,517
Interest                                                              1,433,549
TOTAL INCOME                                                         32,382,066
EXPENSES:
Investment advisory fee                         $  5,832,992
Administrative personnel
and services fee                                     586,410
Custodian fees                                        56,000
Transfer and dividend
disbursing agent fees and
expenses                                             831,586
Directors'/Trustees' fees                              5,406
Auditing fees                                          8,975
Legal fees                                             3,949
Portfolio accounting fees                             85,169
Distribution services fee-
Class B Shares                                       565,897
Distribution services fee-
Class C Shares                                       227,077
Shareholder services fee-
Class A Shares                                       976,877
Shareholder services fee-
Class B Shares                                       188,632
Shareholder services fee-
Class C Shares                                        75,692
Shareholder services fee-
Class F Shares                                       703,129
Share registration costs                              43,513
Printing and postage                                 141,977
Insurance premiums                                     2,581
Taxes                                                 60,053
Miscellaneous                                         27,146
TOTAL EXPENSES                                    10,423,061
EXPENSES WAIVED AND
REDUCED BY DIRECTED
BROKERAGE ARRANGEMENTS:
Waiver of shareholder
services fee-Class A
Shares                           $  (23,445)
Waiver of shareholder
services fee-Class F
Shares                              (84,376)
Fees paid indirectly from
directed broker
arrangements                        (32,529)
TOTAL EXPENSES WAIVED AND
REDUCED BY DIRECTED
BROKERAGE ARRANGEMENTS                              (140,350)
Net expenses                                                         10,282,711
Net investment income                                                22,099,355
REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY:
Net realized gain on
investments and foreign
currency transactions                                                61,925,393
Net change in unrealized
appreciation
(depreciation) of
investments and
translation of assets and
liabilities in foreign
currency                                                             (7,208,253)
Net realized and
unrealized gain (loss) on
investments and
foreign currency
transactions                                                         54,717,140
Change in net assets
resulting from operations                                          $ 76,816,495

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

                                      SIX MONTHS
                                           ENDED                   YEAR
                                     (unaudited)                  ENDED
                                      AUGUST 31,           FEBRUARY 28,
                                            1999                   1999
INCREASE (DECREASE) IN NET
ASSETS
OPERATIONS:
Net investment income           $     22,099,355       $     42,574,625
Net realized gain on
investments/($61,925,393
and $247,825,220,
respectively, as computed
for federal tax purposes)             61,925,393            247,645,035
Net change in unrealized
appreciation
(depreciation) of
investments and
translation of assets and
liabilities in foreign
currency                              (7,208,253)          (183,691,248)
CHANGE IN NET ASSETS
RESULTING FROM OPERATIONS             76,816,495            106,528,412
DISTRIBUTIONS TO
SHAREHOLDERS:
Distributions from net
investment income
Class A Shares                       (10,954,419)           (20,437,214)
Class B Shares                        (1,548,989)            (2,539,603)
Class C Shares                          (626,323)            (1,100,012)
Class F Shares                        (7,871,817)           (15,828,866)
Distributions from net
realized gains on
investments and foreign
currency transactions
Class A Shares                       (40,311,112)          (127,260,968)
Class B Shares                        (7,724,974)           (22,386,351)
Class C Shares                        (3,167,169)            (9,602,602)
Class F Shares                       (29,124,040)           (97,416,472)
CHANGE IN NET ASSETS
RESULTING FROM
DISTRIBUTIONS
TO SHAREHOLDERS                     (101,328,843)          (296,572,088)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                                62,233,428            225,887,414
Net asset value of shares
issued to shareholders in
payment of
distributions declared                85,594,499            250,397,338
Cost of shares redeemed             (156,546,470)          (353,602,209)
CHANGE IN NET ASSETS
RESULTING FROM SHARE
TRANSACTIONS                          (8,718,543)           122,682,543
Change in net assets                 (33,230,891)           (67,361,133)
NET ASSETS:
Beginning of period                1,515,399,195          1,582,760,328
End of period (including
undistributed net
investment income of
$8,120,863 and $7,023,056,
respectively)                   $  1,482,168,304       $  1,515,399,195

See Notes which are an integral part of the Financial Statements

Financial Highlights-Class A Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                               SIX MONTHS
                                    ENDED
                              (unaudited)
                               AUGUST 31,                        YEAR ENDED FEBRUARY 28 OR 29,
                                     1999          1999         1998         1997          1996        1995
NET ASSET VALUE, BEGINNING
OF PERIOD                          $12.42        $14.07       $13.27       $12.79        $10.98      $12.24
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income                0.19          0.38         0.42         0.52          0.48        0.55
Net realized and
unrealized gain (loss) on
investments and foreign
currency                             0.46          0.64         2.52         1.22          1.82       (0.69)
TOTAL FROM
INVESTMENT OPERATIONS                0.65          1.02         2.94         1.74          2.30       (0.14)
LESS DISTRIBUTIONS:
Distributions from net
investment income                   (0.18)        (0.36)       (0.41)       (0.52)        (0.48)      (0.66)
Distributions from net
realized gain
on investments and foreign
currency transactions               (0.68)        (2.31)       (1.73)       (0.74)            -       (0.12)
Distributions in excess of
net investment income 1                 -             -            -            -         (0.01)          -
Tax return of capital
distribution                            -             -            -            -            -        (0.34)
TOTAL DISTRIBUTIONS                 (0.86)        (2.67)       (2.14)       (1.26)        (0.49)      (1.12)
NET ASSET VALUE, END OF
PERIOD                             $12.21        $12.42       $14.07       $13.27        $12.79      $10.98
TOTAL RETURN 2                       5.02%         7.04%       23.05%       14.34%        21.47%      (0.98%)

RATIOS TO AVERAGE NET
ASSETS:
Expenses 3                           1.23% 4       1.24%        1.25%        1.27%        1.29%        1.31%
Net investment income 3              2.92% 4       2.78%        2.90%        3.40%        3.94%        4.74%
Expenses (after waivers
and reimbursements)                  1.22% 4       1.23%        1.14%        1.15%        1.14%        1.10%
Net investment income
(after waivers
and reimbursements)                  2.93% 4       2.79%        3.01%        3.52%        4.09%        4.95%
SUPPLEMENTAL DATA:
Net assets, end of period
(000 omitted)                    $749,582      $756,510     $778,059     $759,732     $816,687     $742,274
Portfolio turnover                     54%           94%         118%          44%          76%          55%

1 Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 During the period, certain fees were voluntarily waived or reimbursed and expenses reduced by directed brokerage arrangements. If such voluntary waivers, reimbursements, and expense reductions had not occurred, the ratios would have been as indicated.

4 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Class B Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                               SIX MONTHS
                                    ENDED
                              (unaudited)
                               AUGUST 31,                       YEAR ENDED FEBRUARY 28 OR 29,
                                     1999          1999         1998         1997        1996        1995 1
NET ASSET VALUE, BEGINNING
OF PERIOD                          $12.42        $14.08       $13.28       $12.77      $10.98      $10.92
INCOME FROM
INVESTMENT OPERATIONS:
Net investment income                0.14          0.28         0.30         0.44        0.43        0.22
Net realized and
unrealized gain (loss) on
investments and foreign
currency                             0.47          0.63         2.53         1.21        1.77       (0.04)
TOTAL FROM
INVESTMENT OPERATIONS                0.61          0.91         2.83         1.65        2.20        0.18
LESS DISTRIBUTIONS:
Distributions from net
investment income                   (0.13)        (0.26)       (0.30)       (0.40)      (0.41)      (0.08)
Distributions from net
realized gain
on investments and foreign
currency transactions               (0.68)        (2.31)       (1.73)       (0.74)          -           -
Tax return of capital
distribution                            -             -            -            -           -       (0.04)
TOTAL DISTRIBUTIONS                 (0.81)        (2.57)       (2.03)       (1.14)      (0.41)      (0.12)
NET ASSET VALUE, END OF
PERIOD                             $12.22        $12.42       $14.08       $13.28      $12.77      $10.98
TOTAL RETURN 2                       4.70%         6.18%       22.10%       13.60%      20.45%       2.16%

RATIOS TO AVERAGE NET
ASSETS:
Expenses 3                           1.98% 4       1.98%        2.00%        2.02%       2.04%       2.12% 4
Net investment income 3              2.17% 4       2.04%        2.15%        2.69%       3.05%       4.28% 4
Expenses (after waivers
and reimbursements)                  1.98% 4       1.98%        1.90%        1.90%       1.90%       1.87% 4
Net investment income
(after waivers
and reimbursements)                  2.17% 4       2.04%        2.25%        2.81%       3.19%       4.53% 4
SUPPLEMENTAL DATA:
Net assets, end of period
(000 omitted)                    $148,669      $142,858     $121,549     $101,619     $85,650     $18,780
Portfolio turnover                     54%           94%         118%          44%         76%         55%

1 Reflects operations for the period from October 12, 1994 (date of initial public investment) to February 28, 1995.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 During the period, certain fees were voluntarily waived or reimbursed and expenses reduced by directed brokerage arrangements. If such voluntary waivers, reimbursements, and expense reductions had not occurred, the ratios would have been as indicated.

4 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Class C Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                               SIX MONTHS
                                    ENDED
                              (unaudited)
                               AUGUST 31,                     YEAR ENDED FEBRUARY 28 OR 29,
                                     1999         1999        1998        1997        1996        1995
NET ASSET VALUE, BEGINNING
OF PERIOD                          $12.42       $14.07      $13.28      $12.77      $10.98      $12.23
INCOME FROM
INVESTMENT OPERATIONS:
Net investment income                0.14         0.28        0.31        0.42        0.39        0.42
Net realized and
unrealized gain (loss) on
investments and foreign
currency                             0.46         0.64        2.51        1.23        1.80       (0.64)
TOTAL FROM
INVESTMENT OPERATIONS                0.60         0.92        2.82        1.65        2.19       (0.22)
LESS DISTRIBUTIONS:
Distributions from net
investment income                   (0.13)       (0.26)      (0.30)      (0.40)      (0.39)      (0.60)
Distributions from net
realized gain
on investments and foreign
currency transactions               (0.68)       (2.31)      (1.73)      (0.74)          -       (0.13)
Distributions in excess of
net investment Income 1                 -            -           -           -       (0.01)          -
Tax return of capital
distribution                            -            -           -           -           -       (0.30)
TOTAL DISTRIBUTIONS                 (0.81)       (2.57)      (2.03)      (1.14)      (0.40)      (1.03)
NET ASSET VALUE, END OF
PERIOD                             $12.21       $12.42      $14.07      $13.28      $12.77      $10.98
TOTAL RETURN 2                       4.62%        6.25%      23.03%      13.58%      20.43%      (1.66%)

RATIOS TO AVERAGE NET
ASSETS:
Expenses 3                           1.98% 4      1.98%       2.00%       2.02%       2.04%       2.07%
Net investment income 3              2.17% 4      2.03%       2.15%       2.65%       3.18%       3.98%
Expenses (after waivers
and reimbursements)                  1.98% 4      1.98%       1.90%       1.90%       1.87%       1.86%
Net investment income
(after waivers and
reimbursements)                      2.17% 4      2.03%       2.25%       2.77%       3.35%       4.19%
SUPPLEMENTAL DATA:
Net assets, end of period
(000 omitted)                     $57,741      $58,012     $58,010     $58,196     $66,864     $56,800
Portfolio turnover                     54%          94%        118%         44%         76%         55%

1 Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 During the period, certain fees were voluntarily waived or reimbursed and expenses reduced by directed brokerage arrangements. If such voluntary waivers, reimbursements, and expense reductions had not occurred, the ratios would have been as indicated.

4 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Class F Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                               SIX MONTHS
                                    ENDED
                              (unaudited)
                                                            AUGUST 31,  YEAR ENDED FEBRUARY 28,
                                     1999                 1999               1998         1997 1
NET ASSET VALUE, BEGINNING
OF PERIOD                          $12.41               $14.07             $13.27       $12.37
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income                0.19                 0.39               0.43         0.42
Net realized and
unrealized gain (loss) on
investments and foreign
currency                             0.47                 0.63               2.51         1.20
TOTAL FROM INVESTMENT
OPERATIONS                           0.66                 1.02               2.94         1.62
LESS DISTRIBUTIONS:
Distributions from net
investment income                   (0.18)               (0.37)             (0.41)       (0.36)
Distributions from net
realized gain on
investments and foreign
currency transactions               (0.68)               (2.31)             (1.73)       (0.36)
TOTAL DISTRIBUTIONS                 (0.86)               (2.68)             (2.14)       (0.72)
NET ASSET VALUE, END OF
PERIOD                             $12.21               $12.41             $14.07       $13.27
TOTAL RETURN 2                       5.11%                6.99%             23.09%       13.39%

RATIOS TO AVERAGE NET
ASSETS:
Expenses 3                           1.23% 4             1.23%              1.25%        1.27% 4
Net investment income 3              2.93% 4             2.79%              2.90%        3.64% 4
Expenses (after waivers
and reimbursements)                  1.20% 4             1.20%              1.12%        1.12% 4
Net investment income
(after waivers and
reimbursements)                      2.96% 4             2.81%              3.03%        3.79%  4
SUPPLEMENTAL DATA:
Net assets, end of period
(000 omitted)                   $526,176             $558,020           $625,142     $662,182
Portfolio turnover                     54%                 94%               118%          44   %

1 Reflects operations for the period from June 1, 1996 (date of initial public investment) to February 28, 1997.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 During the period, certain fees were voluntarily waived or reimbursed and expenses reduced by directed brokerage arrangements. If such voluntary waivers, reimbursements, and expense reductions had not occurred, the ratios would have been as indicated.

4 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

AUGUST 31, 1999 (UNAUDITED)

ORGANIZATION

Federated Utility Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class F Shares. The primary investment objective of the Fund is current income and long-term growth of income.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

Listed corporate bonds, other fixed income securities, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

FOREIGN EXCHANGE CONTRACTS

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparts to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. At August 31, 1999 the Fund had no outstanding foreign currency commitments.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

CAPITAL STOCK

At August 31, 1999, par value shares ($0.001 per share) authorized were as follows:

                 NUMBER OF PAR
                 VALUE CAPITAL
CLASS NAME       STOCK AUTHORIZED
Class A Shares      250,000,000
Class B Shares      250,000,000
Class C Shares      250,000,000
Class F Shares      250,000,000
TOTAL            1,000,000,000

Transactions in capital stock were as follows:

                                    SIX MONTHS ENDED                      YEAR ENDED
                                     AUGUST 31, 1999                   FEBRUARY 28, 1999
CLASS A SHARES:                 SHARES             AMOUNT          SHARES              AMOUNT
Shares sold                    1,789,146       $  22,751,640      10,264,994       $  143,451,215
Shares issued to
shareholders in payment of
distributions declared         3,528,414          44,698,112       9,755,853          129,737,536
Shares redeemed               (4,850,045)        (61,741,427)    (14,380,818)        (200,184,276)
NET CHANGE RESULTING FROM
CLASS A
SHARE TRANSACTIONS               467,515       $   5,708,325       5,640,029       $   73,004,475

                                       SIX MONTHS ENDED                      YEAR ENDED
                                     AUGUST 31, 1999                   FEBRUARY 28, 1999
CLASS B SHARES:                 SHARES             AMOUNT          SHARES              AMOUNT
Shares sold                    1,614,720       $  20,541,206       3,348,277       $   46,162,492
Shares issued to
shareholders in payment of
distributions declared           633,245           8,028,673       1,616,455           21,467,469
Shares redeemed               (1,578,665)        (20,132,699)     (2,099,423)         (28,790,480)
NET CHANGE RESULTING FROM
CLASS B
SHARE TRANSACTIONS               669,300       $   8,437,180       2,865,309       $   38,839,481

                                    SIX MONTHS ENDED                      YEAR ENDED
                                     AUGUST 31, 1999                   FEBRUARY 28, 1999
CLASS C SHARES:                 SHARES             AMOUNT          SHARES              AMOUNT
Shares sold                      408,622       $   5,188,219         543,318       $    7,461,346
Shares issued to
shareholders in payment of
distributions declared           264,677           3,353,071         710,599            9,439,313
Shares redeemed                 (616,019)         (7,828,053)       (704,181)          (9,690,530)
NET CHANGE RESULTING FROM
CLASS C
SHARE TRANSACTIONS                57,280       $     713,237         549,736       $    7,210,129

                                    SIX MONTHS ENDED                      YEAR ENDED
                                     AUGUST 31, 1999                   FEBRUARY 28, 1999
CLASS F SHARES:                 SHARES             AMOUNT          SHARES              AMOUNT
Shares sold                    1,088,807       $  13,752,363       2,073,085       $   28,805,862
Shares issued to
shareholders in payment of
distributions declared         2,329,460          29,514,643       6,762,966           89,758,602
Shares redeemed               (5,269,320)        (66,844,291)     (8,327,923)        (114,936,006)
NET CHANGE RESULTING FROM
CLASS F
SHARE TRANSACTIONS            (1,851,053)     $  (23,577,285)        508,128       $    3,628,458
NET CHANGE RESULTING FROM
SHARE TRANSACTIONS              (656,958)      $  (8,718,543)      9,563,202       $  122,682,543

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Passport Research Ltd., the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Corporation's Class B and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate Federated Securities Corp.

                   PERCENTAGE OF
                   AVERAGE DAILY
                   NET ASSETS
SHARE CLASS NAME   OF CLASS
Class B Shares     0.75%
Class C Shares     0.75%

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, FSSC serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

EXPENSE REDUCTION

The Fund directs certain portfolio trades to a broker that, inturn, pays a portion of the Fund's operating expenses. For the six months ended August 31, 1999, the Fund's expenses were reduced by $32,529 under these arrangements.

GENERAL

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the period ended August 31, 1999, were as follows:

Purchases     $791,968,839
Sales         $898,910,372

YEAR 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Directors

JOHN F. DONAHUE
THOMAS G. BIGLEY
JOHN T. CONROY, JR.
NICHOLAS P. CONSTANTAKIS
JOHN F. CUNNINGHAM
J. CHRISTOPHER DONAHUE
LAWRENCE D. ELLIS, M.D.
PETER E. MADDEN
CHARLES F. MANSFIELD, JR.
JOHN E. MURRAY, JR., J.D., S.J.D.
MARJORIE P. SMUTS
JOHN S. WALSH

Officers

JOHN F. DONAHUE
Chairman

RICHARD B. FISHER
President

J. CHRISTOPHER DONAHUE
Executive Vice President

EDWARD C. GONZALES
Executive Vice President

JOHN W. MCGONIGLE
Executive Vice President and Secretary

RICHARD J. THOMAS
Treasurer

STEPHEN J. LEHMAN
Vice President

C. GRANT ANDERSON
Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

[Graphic]
Federated
World-Class Investment Manager

Federated Utility Fund, Inc.

Established 1988

12TH SEMI-ANNUAL REPORT

SEMI-ANNUAL REPORT

AS OF AUGUST 31, 1999

[Graphic]
Federated
Federated Utility Fund, Inc.
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
WWW.FEDERATEDINVESTORS.COM
Federated Securities Corp., Distributor

Cusip 314286105
Cusip 314286204
Cusip 314286303
Cusip 314286402

8092606 (10/99)

[Graphic]


                                    APPENDIX


A1. The graphic presentation displayed here is a mountain chart. The color coded mountain chart is a visual representation of the narrative text above it. The "x" axis reflects computation periods from 5/27/88 to 8/31/99. The "y" axis is measured in increments of $10,000 ranging from $0 to $50,000 and indicates that the ending value of hypothetical initial investment of $12,000 in the fund's Class A Shares, assuming the reinvestment of capital gains and dividends, would have grown to $45,972 on 8/31/99.

A2. The graphic presentation displayed here is a mountain chart. The color coded mountain chart is a visual representation of the narrative text above it. The "x" axis reflects computation periods from 5/27/88 to 8/31/99. The "y" axis is measured in increments of $5,000 ranging from $0 to $30,000 and indicates that the ending value of hypothetical yearly investments of $1,000 in the fund's Class A Shares, assuming the reinvestment of capital gains and dividends, would have grown to $24,787 on 8/31/99.